UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22638

Arrow Investments Trust
(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-260-0162

Date of fiscal year end:	7/31

Date of reporting period:	7/31/26

Item 1. Reports to Stockholders.

(a)

Arrow Valtoro ETF

(ORO) Cboe BZX Exchange, Inc.

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Arrow Valtoro ETF for the period of October 16, 2025 to July 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=521. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Valtoro ETF	$502	6.71%Footnote Reference**
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through July 31, 2026. Expenses would be higher if the Fund had been in operations for the year.
Footnote**	Annualized

How did the Fund perform during the reporting period?

From the Fund's inception date (October 16, 2025) to July 31,2026 the Fund posted a NAV return of -10.20% and market return of -10.15%, compared to Bitcoin’s spot return of -41.70%. The Fund uses quantitative research that follows the methods of the AI Tactical Bitcoin Index, a proprietary index that allocates to Bitcoin, Gold, and Cash through three independent models: Bitcoin To Gold, Bitcoin To Cash, and Gold To Cash, where each model depends on underlying price trends, and macro conditions. These allocations vary on a daily and monthly basis adapting to market conditions. Bitcoin To Cash and Bitcoin To Gold contributed -7.98% and -2.72% respectively to NAV, while Gold To Cash contributed +6.77%.

After Bitcoin reached an all-time high on October 6th, 2025, tariffs proposed by the US on Chinese imports spiked risk asset volatility, throwing Bitcoin into profit taking sentiment. Crypto sentiment worsened as long derivative positions were forced to sell to cover, Bitcoin Spot ETF flows turned negative and Fed rate cut odds decreased due to inflation expectations rising from Global tariff announcements and the start of the Iran conflict. Demand for Gold increased due to its perception as a safe-haven asset as well as Central Bank resumed buying.Investor demand for risk rotated into equities, specifically those tied to AI and AI related themes. Bond yields increased due to elevated inflation expectations, Fed rate policy turning hawkish, and geopolitical uncertainty.

The Fund maintained its realization of a portion of upside return in Bitcoin while reducing volatility by adapting its Bitcoin exposure in response to changes in the Bitcoin market, utilizing exposures to Gold and Cash as defensive overlays to reduce volatility, and maintaining an active approach with daily and month signals which drive asset exposures.

Top Contributors: Gold To Cash: +6.77% contribution Areas of Challenge: Bitcoin To Cash: -7.98% contribution and  Bitcoin To Gold: -2.72% contribution.

Key risks include: Investor sentiment on Bitcoin worsens causing selling pressure to persist and keeping demand/inflows low, Inflation remains above target pushing the Fed to raise rates, keeping yields elevated, and AI related equity trade continues upward momentum, keeping Bitcoin as an after-thought.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Arrow Valtoro ETF - NAV
AI Tactical Bitcoin Index
CME CF Bitcoin Reference Rate
Bloomberg U.S. Aggregate Bond Index
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$9,927
$9,174
$8,980
$5,662
10/16/25
10/31/25
11/30/25
12/31/25
01/31/26
02/28/26
03/31/26
04/30/26
05/31/26
06/30/26
07/31/26

Table Summary
	Arrow Valtoro ETF - NAV	AI Tactical Bitcoin Index	CME CF Bitcoin Reference Rate	Bloomberg U.S. Aggregate Bond Index
10/16/25	$10,000	$9,999	$10,000	$10,000
10/31/25	$9,220	$9,343	$9,983	$9,949
11/30/25	$9,235	$9,591	$8,358	$10,011
12/31/25	$9,050	$9,381	$7,952	$9,996
01/31/26	$9,180	$9,823	$7,504	$10,007
02/28/26	$9,455	$9,811	$5,973	$10,170
03/31/26	$9,315	$9,488	$6,076	$9,991
04/30/26	$9,880	$10,116	$6,901	$10,002
05/31/26	$9,810	$10,113	$6,578	$10,034
06/30/26	$8,910	$9,170	$5,312	$10,058
07/31/26	$8,980	$9,174	$5,662	$9,927

Average Annual Total Returns

Table Summary
Since Inception (October 16, 2025)
Arrow Valtoro ETF - NAV	-10.20%
AI Tactical Bitcoin Index	-8.26%
CME CF Bitcoin Reference Rate	-43.38%
Bloomberg U.S. Aggregate Bond Index	-0.73%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933.

Fund Statistics

  Net Assets$3,143,055
  Number of Portfolio Holdings3
  Advisory Fee (net of waivers)$25,646
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	19.3%
Money Market Funds	80.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	80.7%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Arrow Valtoro ETF

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://arrowfunds.com/default.aspx?menuitemid=521), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-ORO

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 - $17,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 - $4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended July 30, 2026.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal year ended July 31, 2026 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Arrow Valtoro ETF

ORO

Annual Financial Statements
and Additional Information

July 31, 2026

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

ARROW VALTORO ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026

Shares		Fair Value

	SHORT-TERM INVESTMENT — 80.7%

	MONEY MARKET FUND - 80.7%
2,536,780	First American Government Obligations Fund, Class X, 3.5% (a) (c) (Cost $2,536,780)	$2,536,780

	TOTAL INVESTMENTS - 80.7% (Cost $2,536,780)	$2,536,780
	OTHER ASSETS IN EXCESS OF LIABILITIES - 19.3%	606,275
	NET ASSETS - 100.0%	$3,143,055

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Depreciation
2	CME Bitcoin Futures(c)	08/28/2026	$631,300	$(9,660)
41	CME Micro Bitcoin Futures(c)	08/28/2026	258,833	(3,962)
	TOTAL FUTURES CONTRACTS			$(13,622)

(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the ATV Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow Valtoro ETF
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
July 31, 2026

ASSETS
Investment securities:
At cost	$2,536,780
At value	$2,536,780
Deposits with brokers	670,063
Deferred offering costs	8,464
Interest receivable	7,620
TOTAL ASSETS	3,222,927

LIABILITIES
Unrealized depreciation on futures contracts	13,622
Payable to related parties	7,616
Investment advisory fees payable	8,568
Accrued expenses and other liabilities	50,066
TOTAL LIABILITIES	79,872
NET ASSETS	$3,143,055

Net Assets Consist Of:
Paid in capital	$3,143,055
NET ASSETS	$3,143,055

Net Asset Value Per Share:
Net Assets	$3,143,055
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	175,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$17.96

See accompanying notes to consolidated financial statements.

Arrow Valtoro ETF
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended July 31, 2026 *

INVESTMENT INCOME
Interest	$75,635
TOTAL INVESTMENT INCOME	75,635

EXPENSES
Legal fees	9,366
Administrative services fees	37,261
Investment advisory fees	35,904
Offering cost (See Note 2)	31,656
Audit fees	20,134
Transfer agent fees	13,007
Custodian fees	11,010
Printing and postage expenses	7,952
Trustees fees and expenses	5,589
Insurance expense	774
Professional fees	666
Other expenses	8,910
TOTAL EXPENSES	182,229
Less: Fees waived by the Advisor	(10,258)
NET EXPENSES	171,971

NET INVESTMENT LOSS	(96,336)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	15,769
Futures contracts	(150,902)
(135,133)

Net change in unrealized depreciation on futures contracts	(13,622)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(148,755)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(245,091)

*	Arrow Valtoro ETF commenced operations on October 16, 2025.

See accompanying notes to consolidated financial statements.

Arrow Valtoro ETF
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Period Ended
July 31, 2026 (a)
FROM OPERATIONS
Net investment loss	$(96,336)
Net realized loss on investments and futures contracts	(135,133)
Net change in unrealized depreciation on futures contracts	(13,622)
Net decrease in net assets resulting from operations	(245,091)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,813,990
Cost of shares redeemed	(1,425,844)
Net increase in net assets resulting from shares of beneficial interest	3,388,146

TOTAL INCREASE IN NET ASSETS	3,143,055

NET ASSETS
Beginning of Period	—
End of Period	$3,143,055

SHARE ACTIVITY
Shares Sold	250,000
Shares Redeemed	(75,000)
Net increase in shares of beneficial interest outstanding	175,000

(a)	Arrow Valtoro ETF commenced operations on October 16, 2025.

See accompanying notes to consolidated financial statements.

Arrow Valtoro ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Period Ended
July 31, 2026 (1)
Net asset value, beginning of period	$20.00
Activity from investment operations:
Net investment loss (2)	(0.56)
Net realized and unrealized loss on investments	(1.48)
Total from investment operations	(2.04)
Net asset value, end of period	$17.96
Total return (4)(7)	(10.20)%
Net assets, at end of period (000s)	$3,143
Ratio of gross expenses to average net assets (5)(6)	7.11%
Ratio of net expenses to average net assets (6)	6.71%
Ratio of net investment loss to average net assets (6)	(3.76)%
Portfolio Turnover Rate (3)(7)	0%

(1)	Arrow Valtoro ETF commenced operations on October 16, 2025.

(2)	Per share amounts calculated using the average shares method.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day of the period and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived fees or reimbursed a portion of the expenses, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
July 31, 2026

1.	ORGANIZATION

The Arrow Valtoro ETF (the “Fund”) is a diversified series of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek capital gains. The investment objective is non-fundamental. The Fund commenced operations on October 16, 2025.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies”.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. ASU 2023-09 is intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Offering Costs - Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into Consolidated Statement of Operations over 12 months using the straight-line method. During the period ended July 31, 2026, $31,656 of offering costs were amortized and are reflected in offering costs in the Consolidated Statement of Operations.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined,

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods that include consideration of current market quotations from a major market maker in the securities and consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor, as the Board designated Valuation Designee, and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2026 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Short Term Investment	$2,536,780	$—	$—	$2,536,780
Total	$2,536,780	$—	$—	$2,536,780

Liabilities	Level 1	Level 2	Level 3	Total
Open Long Futures Contracts **	$13,622	$—	$—	$13,622
Total	$13,622	$—	$—	$13,622

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	See Consolidated Schedule of Investments for industry classification.

**	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts open as of July 31, 2026.

See Consolidated Schedule of Investments for investments and derivatives segregated by industry, type, and underlying exposure.

Consolidation of Subsidiaries – ATV Fund Limited (“ATV-CFC”) – The Consolidated Schedule of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund include the accounts of ATV-CFC, which is a wholly-owned and controlled Cayman Islands subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

ATV-CFC utilizes derivative based products to facilitate the relevant Fund’s pursuit of its investment objectives. In accordance with its investment objectives and through its exposure to the aforementioned derivative based products, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Bitcoin Risk – The value of the Fund’s investment in Bitcoin futures is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of Bitcoin futures. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Fund’s investment in Bitcoin futures.

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales”. These holders have the ability to manipulate the price of Bitcoin.

Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote Bitcoin in a way that artificially increases the price of Bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. Federal, state or foreign governments may restrict the use and exchange of Bitcoin, and regulation in the U.S. is still developing. Increased regulation might tend to depress the price of Bitcoin. The creation of a “fork” or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the Fund.

The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the Fund.

Bitcoin Tax Risk – By investing in Bitcoin futures indirectly through the Subsidiary, the Fund will obtain exposure to the cryptocurrency Bitcoin within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received by the Fund from its investments in the Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Bitcoin Futures Contract Risk – The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. The successful use of futures contracts draws upon the advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

sell securities at a time when it may be disadvantageous to do so. Bitcoin futures may trade at a price premium above Bitcoin. As a futures contract approaches expiration, the price premium will tend to erode, which will result in losses to the Fund assuming other things equal.

Gold Futures Risk – Gold futures are subject to inherent leverage that magnifies Fund losses. Futures may not provide an effective substitute for gold because changes in futures prices may not track those of the underlying gold bullion. Lack of correlation (or tracking) may be due to factors unrelated to the value of gold, such as speculative or other pressures on the markets. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions.

Concentration Risk – The Fund’s net asset value may fluctuate more than that of a fund that does not concentrate in Bitcoin-linked and gold-linked instruments.

Tax Risk - In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level or subject to penalties. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. For purposes of satisfying diversification requirements under Subchapter M of the Internal Revenue Code, the Fund may “look through” to the underlying holdings of RIC ETFs in which it invests, provided the Fund does not control the ETF and the ETF qualifies as diversified. The Fund treats income from its Cayman subsidiary as Subpart F income.

Subsidiary Investment Risk – Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.

The Fund’s investment in ATV-CFC is as follows:

	Inception Date of	CFC Net Assets at	% of Total Net Assets at
	CFC	July 31, 2026	July 31, 2026
ATV-CFC	10/16/2025	$717,066	22.81%

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions are expected to be taken in the Fund’s July 31, 2026 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Consolidated Statement of Operations. For the period ended July 31, 2026, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expenses and the relative sizes of the fund in the Trust.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Derivatives Disclosure

Fair Values of Derivative Instruments as of July 31, 2026:

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statement of		Consolidated Statement of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Futures: Commodity Risk	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$13,622
		$—		$13,622

The average notional value of the derivative instruments for the period ended July 31, 2026 is disclosed below:

Derivative Instrument	Average Notional Value
Long Futures	$1,790,084

The effect of Derivative Instruments on the Consolidated Statement of Operations for the period ended July 31, 2026:

Location	Commodity Risk	Total
Net realized gain (loss) from:
Futures contracts	$(150,902)	$(150,902)
Total net realized loss	$(150,902)	$(150,902)
Net change in unrealized depreciation of:
Futures contracts	$(13,622)	$(13,622)
Total net change in unrealized depreciation	$(13,622)	$(13,622)

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

The Fund’s policy is to recognize a net asset or liability in the Consolidated Statement of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures. During the period ended July 31, 2026, the Fund was subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities at July 31, 2026.

Gross Amounts Not Offset in the
Consolidated Statements of Assets &
Liabilities:				Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
		the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements of	Financial
	Recognized Liabilities	Liabilities	Assets & Liabilities	Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts - StoneX Financial Inc.	$(13,622)	$—	$(13,622)	$—	$13,622	$—
Total	$(13,622)	$—	$(13,622)	$—	$13,622	$—

4.	INVESTMENT TRANSACTIONS

For the period ended July 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $1,830,021 and $1,845,790, respectively.

For the period ended July 31, 2026, there were no in-kind transactions.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Fund has entered into a Custody Agreement with U.S. Bank, N.A. to serve as custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Archer Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. The Distributor is an affiliate of the Advisor. The Distributor provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. The Distributor does not receive any compensation from the Advisor for providing services.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of the Fund’s average daily net assets. For the period ended July 31, 2026, the Fund incurred $35,904 in advisory fees. The Advisor has agreed, at least until November 30, 2026 to waive 0.40% of its advisory fee. For the period ended July 31, 2026, the Advisor waived fees in the amount of $10,258 pursuant to the waiver agreement and are not available for recoupment.

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

The Trust, with respect to the Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC ( “Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee
$500

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of July 31, 2026, Arrow DWA Tactical: Balanced Fund and Arrow DWA Tactical: Macro Fund owned 57.1% and 31.4%, of ORO, respectively.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a significant portion of its assets in First American Government Obligations Fund - Class X, (“FGXXX”). The Fund may sell or redeem its investment in FGXXX at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund is directly affected by the performance of FGXXX. The financial statements of FGXXX, including the portfolio of investments, can be found at FGXXX’s website, www.firstamericanfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of July 31, 2026, the Fund’s investment in FGXXX was 80.7% of net assets.

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended July 31, 2026, was as follows:

Fiscal Year Ended
July 31, 2026
Ordinary Income	$—
Long-Term Capital Gain	—
Return of Capital	—
$—

There were no Fund distributions for the period ended July 31, 2026.

As of July 31, 2026, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$—	$—	$—	$—	$—

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market on open IRC §1256 futures and the Fund’s holding in its wholly owned foreign subsidiary, ATV Fund Limited.

The difference between book basis and tax basis accumulated net investment loss is primarily attributable to the unamortized portion of offering costs for tax purposes.

Arrow Valtoro ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2026

At July 31, 2026, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$—	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, the book/tax basis treatment of non-deductible expenses, net operating losses, and accumulated losses from the Fund’s wholly-owned foreign subsidiary, resulted in reclassifications for the Fund for the fiscal period ended July 31, 2026, as follows:

Paid In	Accumulated
Capital	Deficit
$(245,091)	$245,091

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$2,536,780	$—	$—	$—

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Arrow Valtoro ETF
and Board of Trustees of Arrow Investments Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Arrow Valtoro ETF (the “Fund”), a series of shares of beneficial interest of Arrow Investments Trust, as of July 31, 2026, the related consolidated statement of operations, consolidated changes in net assets, and consolidated financial highlights for the period October 16, 2025 (commencement of operations) to July 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund as of July 31, 2026, the results of its consolidated operations, the consolidated changes in net assets, and the consolidated financial highlights for the period October 16, 2025 (commencement of operations) to July 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor for one or more Arrow Investment Advisors, LLC investment companies since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 29, 2026

Arrow Valtoro ETF
Additional Information (Unaudited)
July 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933, by visiting www.ArrowFunds.com or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/2026

By (Signature and Title)

/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	10/8/2026